COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

NOTE 11: COMMITMENTS AND CONTINGENCIES

Legal and regulatory proceedings

The Company is subject to various routine litigation, legal proceedings, and regulatory matters, that arise in the ordinary course of its business. The Company reviews its lawsuits, regulatory matters, and other legal proceedings on an ongoing basis and provides disclosure and records loss contingencies in accordance with the loss contingencies accounting guidance. In accordance with such guidance, the Company establishes accruals for such matters when potential losses become probable and can be reasonably estimated. If the Company determines that a loss is reasonably possible and the loss or range of loss can be estimated, the Company discloses the possible loss in these consolidated financial statements.

The Company accrues for potential liability arising from legal proceedings and regulatory matters when it is probable that such liability has been incurred and the amount of the loss can be reasonably estimated. This determination is based upon currently available information for those proceedings in which the Company is involved, taking into account its best estimate of such losses for those cases for which such estimates can be made. The Company’s estimates involve significant judgment, given the varying stages of proceedings (including issues regarding class certification and the scope of many of the claims), and the related uncertainty of the potential outcomes of these proceedings.

In making determinations of the likely outcome of pending litigation, the Company considers many factors, including, but not limited to, the nature of the claims, the Company’s experience with similar types of claims, the jurisdiction in which the matter is filed, input from outside legal counsel, the likelihood of resolving the matter through alternative mechanisms, the matter’s current status and the damages sought or demands made. Accordingly, the Company’s estimate will change from time to time, and actual losses could be more or less than the current estimate. As of March 31, 2026 and December 31, 2025, other than the reserve recorded in connection with the Florida Solar acquisition litigation described below, there were no matters for which a reserve was required to be established.

Florida Solar acquisition litigation (Zrallack and RJZ Holdings LLC v. Aurai LLC, ConnectM Florida RE LLC, and Florida Solar Products, Inc.; Florida 19th Judicial Circuit—St. Lucie County)

On February 26, 2024, Robert J. Zrallack and RJZ Holdings LLC (the “Plaintiffs”) filed suit against Aurai LLC (“Aurai”), ConnectM Florida RE LLC (“ConnectM Florida RE”), and Florida Solar Products, Inc. (“Florida Solar”) (collectively, the “Subsidiaries”), each wholly owned subsidiaries of ConnectM Technology Solutions, Inc. (“ConnectM” or the “Company”), in connection with the Company’s 2022 acquisition of Florida Solar and related real estate transactions.

The matter was compelled to arbitration pursuant to the Stock Purchase Agreement. Following evidentiary hearings conducted in June and July 2025, the arbitrator issued an Interim Arbitration Award on September 11, 2025. Subsequent orders were entered addressing modification and attorneys’ fees and costs. On December 25, 2025, the arbitrator issued a Final Award incorporating prior rulings.

The Final Award includes:

●	Approximately $446,945 awarded in connection with claims relating to a mortgage and promissory note (plus continuing per diem interest);
●	Approximately $1,342,480 in damages relating to additional claims under the Stock Purchase Agreement (plus continuing per diem interest);
●	Attorneys’ fees and costs totaling approximately $418,138 as of September 11, 2025, with interest accruing thereafter;
●	Arbitrators’ fees and costs totaling approximately $74,013; and
●	Certain equitable and payment-related relief, including obligations relating to specified debt instruments and credit card balances.

In aggregate, Plaintiffs’ motion to confirm seeks entry of judgment totaling approximately $2,500,000 plus continuing interest.

On December 30, 2025, Plaintiffs filed a motion to confirm the arbitration award in the Circuit Court for the 19th Judicial Circuit (St. Lucie County, Florida), later amended on January 7, 2026. On January 7, 2026, Plaintiffs also served post-award discovery requests styled as “discovery in aid of execution.” The Subsidiaries filed a motion to strike such discovery and for a protective order on the basis that no final judgment has been entered and discovery in aid of execution is premature.

As of the date of this filing:

●	The arbitration award has not yet been confirmed by the court;
●	No final enforceable judgment has been entered;
●	Post-award motion practice remains pending; and
●	The Subsidiaries are pursuing available legal remedies, including seeking vacatur and opposing confirmation.

Following a hearing held on April 30, 2026, the court denied the Company’s motion to vacate and granted Plaintiffs’ motion to confirm the arbitration award. Plaintiffs’ counsel subsequently circulated a proposed final judgment which, if entered substantially in its current form, would include aggregate damages, attorneys’ fees, costs, foreclosure-related relief, statutory interest, and other payment obligations totaling in excess of $2.5 million. The Company is evaluating its remaining legal options, including a potential appeal of the order confirming the arbitration award.

The Company has recorded a litigation reserve of $1,024,002 in connection with this matter based on management’s assessment of probable loss under ASC 450. The amount reserved reflects management’s current estimate of probable exposure; however, the total amount sought by Plaintiffs significantly exceeds the recorded reserve. The ultimate outcome of the confirmation proceedings, any motion to vacate, and related enforcement proceedings cannot be predicted with certainty. The final resolution of this matter could result in adjustments to the amount reserved, which could be material to the Company’s consolidated financial statements in the period such adjustment is determined.

Retirement plan:

The Company maintains a defined contribution plan under Section 401(k) of the Internal Revenue Code and a defined contribution plan for employee’s individual retirement arrangements (IRA’s). Employees may contribute between 1% and 100% of their wages, subject to the IRS limitations. During the three months ended March 31, 2026 and 2025 there were no employer contributions to the plan.

NOTE 16: COMMITMENTS AND CONTINGENCIES

Legal and regulatory proceedings

The Company is subject to various routine litigation, legal proceedings, and regulatory matters, that arise in the ordinary course of its business. The Company reviews its lawsuits, regulatory matters, and other legal proceedings on an ongoing basis and provides disclosure and records loss contingencies in accordance with the loss contingencies accounting guidance. In accordance with such guidance, the Company establishes accruals for such matters when potential losses become probable and can be reasonably estimated. If the Company determines that a loss is reasonably possible and the loss or range of loss can be estimated, the Company discloses the possible loss in these consolidated financial statements

The Company accrues for potential liability arising from legal proceedings and regulatory matters when it is probable that such liability has been incurred and the amount of the loss can be reasonably estimated. This determination is based upon currently available information for those proceedings in which the Company is involved, taking into account its best estimate of such losses for those cases for which such estimates can be made. The Company’s estimate involve significant judgement, given the varying stages of proceedings (including issues regarding class certification and the scope of many of the claims), and the related uncertainty of the potential outcomes of these proceedings.

In making determinations of the likely outcome of pending litigation, the Company considers many factors, including, but not limited to, the nature of the claims, the Company’s experience with similar types of claims, the jurisdiction in which the matter is filed, input from outside legal counsel, the likelihood of resolving the matter through alternative mechanisms, the matter’s current status and the damages sought or demands made. Accordingly, the Company’s estimate will change from time to time, and actual losses could be more or less than the current estimate. As of December 31, 2025 and 2024, other than the reserve recorded in connection with the Florida Solar acquisition litigation described below, there were no matters for which a reserve was required to be established.

Florida Solar acquisition litigation (Zrallack and RJZ Holdings LLC v. Aurai LLC, ConnectM Florida RE LLC, and Florida Solar Products, Inc.; Florida 19th Judicial Circuit—St. Lucie County)

On February 26, 2024, Robert J. Zrallack and RJZ Holdings LLC (the “Plaintiffs”) filed suit against Aurai LLC (“Aurai”), ConnectM Florida RE LLC (“ConnectM Florida RE”), and Florida Solar Products, Inc. (“Florida Solar”) (collectively, the “Subsidiaries”), each wholly owned subsidiaries of ConnectM Technology Solutions, Inc. (“ConnectM” or the “Company”), in connection with the Company’s 2022 acquisition of Florida Solar and related real estate transactions.

The matter was compelled to arbitration pursuant to the Stock Purchase Agreement. Following evidentiary hearings conducted in June and July 2025, the arbitrator issued an Interim Arbitration Award on September 11, 2025. Subsequent orders were entered addressing modification and attorneys’ fees and costs. On December 25, 2025, the arbitrator issued a Final Award incorporating prior rulings.

The Final Award includes:

●	Approximately $446,945 awarded in connection with claims relating to a mortgage and promissory note (plus continuing per diem interest);
●	Approximately $1,342,480 in damages relating to additional claims under the Stock Purchase Agreement (plus continuing per diem interest);
●	Attorneys’ fees and costs totaling approximately $418,138 as of September 11, 2025, with interest accruing thereafter;
●	Arbitrators’ fees and costs totaling approximately $74,013; and
●	Certain equitable and payment-related relief, including obligations relating to specified debt instruments and credit card balances.

In aggregate, Plaintiffs’ motion to confirm seeks entry of judgment totaling approximately $2,500,000 plus continuing interest.

On December 30, 2025, Plaintiffs filed a motion to confirm the arbitration award in the Circuit Court for the 19th Judicial Circuit (St. Lucie County, Florida), later amended on January 7, 2026. A hearing on the motion to confirm was noticed for February 12, 2026.

The Company has filed a motion to vacate the arbitration award, which is scheduled to be heard on April 30, 2026. The Company believes confirmation of the award is not appropriate while post-award relief remains pending and continues to evaluate all available legal remedies.

On January 7, 2026, Plaintiffs also served post-award discovery requests styled as “discovery in aid of execution.” The Subsidiaries filed a motion to strike such discovery and for a protective order on the basis that no final judgment has been entered and discovery in aid of execution is premature.

As of the date of this filing:

●	The arbitration award has not yet been confirmed by the court;
●	No final enforceable judgment has been entered;
●	Post-award motion practice remains pending; and
●	The Subsidiaries are pursuing available legal remedies, including seeking vacatur and opposing confirmation.

The Company has recorded a litigation reserve of $1,024,002 in connection with this matter based on management’s assessment of probable loss under ASC 450. The amount reserved reflects management’s current estimate of probable exposure; however, the total amount sought by Plaintiffs significantly exceeds the recorded reserve. The ultimate outcome of the confirmation proceedings, any motion to vacate, and related enforcement proceedings cannot be predicted with certainty. The final resolution of this matter could result in adjustments to the amount reserved, which could be material to the Company’s consolidated financial statements in the period such adjustment is determined.

Settlement of vendor obligations through issuance of shares of the Company’s common stock with make - whole provision:

Extinguishment of Vendor Obligations:

On September 24, 2024, the Company entered into a conversion agreement with a vendor in which the Company converted the outstanding obligations owed to the vendor into shares of the Company’s common stock at a conversion price of $64.00 per share with a one-time share reset adjustment (see Note 9), subject to shareholder approval and a maximum aggregate ownership amount of 19.99% for the vendor. In connection with this agreement, approximately $539,000 of accounts payable and accrued expenses were extinguished in exchange for the issuance of 8,427 shares of the Company’s common stock (see Note 9).

On November 13, 2024, the Company entered into a debt conversion agreement with a vendor in which the Company converted the outstanding obligations owed to the vendor into shares of the Company’s common stock at a conversion price of $40 per share with a one-time consideration adjustment (see Note 9). In connection with this agreement, approximately $170,000 of accounts payable and accrued expenses were extinguished in exchange for the issuance of 4,250 shares of the Company’s common stock (see Note 9).

On December 27, 2024, the Company entered into a debt conversion agreement with a vendor in which the Company converted the outstanding obligations owed to the vendor into shares of the Company’s common stock at a conversion price of $40 per share with a one-time consideration adjustment (see Note 9). In connection with this agreement, approximately $258,000 of accounts payable and accrued expenses were extinguished in exchange for the issuance of 6,445 shares of the Company’s common stock (see Note 9).

Settlement Agreement: The Company entered into a capital markets advisory agreement in June 2024 and subsequent amendment in July 2024 whereby the Company would pay the capital market advisor $600,000 as consideration for services provided in connection with the Business Combination. The Company made cash payments totaling $75,000 during June 2024. On October 2, 2024, the Company entered into a settlement agreement with a capital market advisor, pursuant to which the Company was required to make cash payments for the unpaid balance totaling $525,000 and issue 3,906 shares of the Company’s common stock as additional consideration. The initial consideration of $600,000 were for services directly attributable to the Business Combination and reflected as offering costs that were recorded as a reduction to additional paid-in capital at closing of the Business Combination. On October 2, 2024, the Company issued 3,906 shares of the Company’s common stock with a fair value of $133,750, as determined on the issuance date using the reported closing share price and recorded the additional consideration as a component of selling, general and administrative expenses on the accompanying consolidated statements of operations and comprehensive loss. As of December 31, 2025, there were no amounts outstanding under this settlement agreement to the capital market advisor.

Retirement plan:

The Company maintains a defined contribution plan under Section 401(k) of the Internal Revenue Code and a defined contribution plan for employee’s individual retirement arrangements (IRA’s). Employees may contribute between 1% and 100% of their wages, subject to the IRS limitations. The Company has elected to make matching contributions of 100% of the first 3% of an employee’s compensation for both defined contribution plans. For the years ended December 31, 2025 and 2024, the Company contributed approximately $57,700 and $76,000, respectively.